Supplemental Cash Flow - Disclosure of detailed information about supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about supplemental cash flow information [abstract]
Accounts payable and accrued liabilities	$ 13,619	$ (3,647,973)
Due to related parties	(754,573)	868,095
Taxes receivable	6,114,457	(3,811,486)
Other receivable	(240,572)	256,058
Prepaid expenses	(86,495)	942,569
Changes in non cash working capital items in operating activities	$ 5,046,436	$ (5,392,737)